Fair Value Measurements And Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Of Derivatives Designated As Fair Value Hedges

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2018	(Dollars in Thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Prepaid and other current assets	$—	Other current liabilities	$43

As of December 31, 2017
Derivatives not designated as hedges:
Foreign currency derivatives	Prepaid and other current assets	$9	Other current liabilities	$90

Schedule Of Realized (Gains) Losses On Derivatives Recognized In Statement Of Operations

		Amount of (Gain)/Loss Recognized
	Location of (Gain)/Loss Recognized in the Consolidated Statement of Operations	2018	2017	2016
Derivatives designated as cash flow hedges:		(Dollars in thousands)
Commodity forward derivatives	Cost of sales	$(919)	$—	$—